Right-of-use assets - Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use Asset

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2025 and 2024, was as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2024	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		2,194,687		93,833		30,415		2,318,935
Write-offs		(8,157)		(2,626)		(4,220)		(15,003)
Depreciation		(727,932)		(39,472)		(28,778)		(796,182)
As of December 31, 2024	Ps.	6,660,466	Ps.	150,819	Ps.	217,061	Ps.	7,028,346
Additions		3,750,785		124,980		427,991		4,303,756
Depreciation		(905,947)		(75,930)		(45,094)		(1,026,971)
As of December 31, 2025	Ps.	9,505,304	Ps.	199,869	Ps.	599,958	Ps.	10,305,131